Income Tax (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred Tax Assets		$ 35,437
Valuation allowance	$ 0	$ 781,874